ENTITY-WIDE DISCLOSURE: (Schedule of Net Revenues by Geographic Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 5,527	$ 849	$ 5,414
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	5,464	253	2,500
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	14	587	2,305
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	49	9
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues			$ 609